Equity-accounted Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Current assets	$ 698,878	$ 864,741
Current liabilities	(75,586)	(70,586)
Carrying amount of investment	8,238	13,901
Net loss	324,245	177,716
Corporate share of net loss	$ 4,941	$ 10,131
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Net assets	$ 11,096	$ 16,607
Carrying amount of investment	8,238	13,901	$ 24,026
Corporate share of net loss	4,941	9,931
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets	40,993	63,023
Non-current assets	50	132
Current liabilities	(18,398)	(29,265)
Net assets	22,645	33,890
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(3,182)	(3,030)
Carrying amount of investment	8,238	13,901
Revenue	2,290	12,705
Net loss	10,084	20,268
Corporate share of net loss	$ 4,941	$ 9,931